Other assets (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 25, 2022	Feb. 23, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of shares issuance value			$ 60,000	$ 445,000	$ 285,499	$ 285,499
Payment to acquire license				200,000
Amortization of intangible assets				$ 191,192	$ 4,943	$ 11,295	$ 6,591
Common Stock [Member]
Number of shares issuance			1,278,396	44,500,000	4,850,075	4,850,075
Number of shares issuance value			$ 1,278	$ 44,500	$ 4,850	$ 4,850
Exclusive patent license agreement [Member] | Convertible Promissory Note [Member]
Patent expires agreement date		Dec. 31, 2032
Amortized useful life		10 years
Exclusive patent license agreement [Member] | Convertible Promissory Note [Member] | Common Stock [Member]
Number of shares issuance		149,402,390
Share price		$ 0.0208
Number of shares issuance value		$ 3,107,570
Assets Transfer and License Agreement [Member]
Amortized life of agreement	5 years
Assets Transfer and License Agreement [Member] | Initial Payment [Member]
Payment to acquire license	$ 200,000
Assets Transfer and License Agreement [Member] | Second Payment [Member]
Payment to acquire license	$ 1,800,000